Prepayments (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of prepayments

	As of	As of
	December 31, 2025	December 31, 2024
Prepayment for purchases	$78,070	$138,334
Prepaid sales tax	152,890	88,546
Prepaid cash incentive	-	46,006
Other prepayments	78,729	246,931
	$309,689	$519,817